Earnings per share	12 Months Ended
Dec. 31, 2018
Basic earnings per share [abstract]
Earnings per share
29	Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Group by the weighted average number of shares resulting from the Conversion, the Reverse Stock Split and the Initial Public Offering, which were implemented in three stages:

-	Stage 1: Conversion that implies an increase to 1,500,000,000 common shares as explained in Note 1.
-	Stage 2: Reverse stock split from 1-to-10.12709504 approved by the shareholder on January 19, 2018 that implies a reduction of the outstanding common shares from 1,500,000,000 to 148,117,500 common shares. The nominal value of USD 1 of each common share has not changed because of the Reverse Stock Split, which become effective as of the date of its approval.
-	Stage 3: Issuance of 11,904,762 common shares in the Initial Public Offering on February 2, 2018.

The Conversion and the Reverse Stock Split has been given a retrospective effect.

The following tables shows the net income and the number of shares that have been used for the calculation of the basic earnings per share total, of continuing and discontinued operations:

	2018	2017	2016
Income/ (loss) attributable to equity holders of the Group	7,125	63,491	43,236
Weighted average number of shares (thousands)	158,848	148,118	148,118
Basic income/(loss) per share of continuing operations	0.04	0.43	0.29

	2018	2017	2016
Loss of discontinued operations attributable to equity holders of the Group	-	-	(9,477)
Weighted average number of shares (thousands)	158,848	148,118	148,118
Basic (loss)/ income per share of discontinued operations	-	-	(0.06)

	2018	2017	2016
Income attributable to equity holders of the Group	7,125	63,491	33,759
Weighted average number of shares (thousands)	158,848	148,118	148,118
Basic income per share of continuing and discontinued operations	0.04	0.43	0.23

As of the date of the issuance of these consolidated financial statements, there are no CAAP instruments outstanding that imply the existence of potential ordinary shares. Thus the basic net income per share matches the diluted net income per share.